Loans (Details) - Schedule of Loans - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Short-term loan:
Short-term loan, Total	$ 4,816,160	$ 7,042,353
Long-term loan:
Long-term loan, Total	27,460,251	3,985,972
Current portion	452,869	478,880
Non-current portion	27,007,382	3,507,092
Everbright Bank [Member]
Short-term loan:
Short-term loan, Total	4,128,137	7,042,353
Post Savings Bank of China [Member]
Short-term loan:
Short-term loan, Total	688,023
China Construction Bank [Member]
Long-term loan:
Long-term loan, Total	27,336,407
WeBank Co., Ltd. [Member]
Long-term loan:
Long-term loan, Total	123,844
Post Savings Bank of China [Member]
Long-term loan:
Long-term loan, Total		$ 3,985,972